Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Variable Equity Trust
Entity Central Index Key	0001176343
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Class I
Shareholder Report [Line Items]
Fund Name	ClearBridge Variable Mid Cap Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Variable Mid Cap Portfolio for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I1	$85	0.81%
[1],[2]
Expenses Paid, Amount	$ 85	[1]
Expense Ratio, Percent	0.81%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class I shares of ClearBridge Variable Mid Cap Portfolio Fund returned 10.01%. The Fund compares its performance to the Russell Midcap Index, which returned 15.34% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
AppLovin operates a software-based platform for advertisers, to enhance the marketing and monetization of their content, particularly in mobile apps. Powered by its proprietary artificial intelligence (AI)-incorporated targeting engine. The company’s software segment continued to grow robustly in 2024.

↑
Marvell Technology is a networking and storage semiconductor company in the 5G, data center, & automotive ethernet end markets. The company’s share price rallied on the back of investors’ enthusiasm for its generative AI driven growth.

↑
Vertiv is a manufacturer of power, cooling and infrastructure management systems for mainframe computers. Vertiv saw strong data center demand and enthusiasm for AI-related technology. Additionally, the company’s new management has executed well in keeping cost inflation under control while maintaining strong orders and backlog.

Top detractors from performance:
↓
Atkore manufactures and sells electrical, mechanical and safety products. Weaker order volumes and increased costs of materials from Mexico have weighed on performance and resulted in the Fund exiting the position.

↓
Five Below is a value retailer for products including apparel, accessories, novelty items, décor, cosmetics and accent furniture. The company’s share price was impacted by an elevated shrink and persistent inflationary pressures weighing on lower-end consumers.

↓
Freshworks is a software development company that provides modern software-as-a-service products including customer service, operations and customer relationship management applications. The company saw its share price drift lower as investors began to worry it was no longer a beneficiary of AI.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class I	10.01	6.61	7.29
Russell 3000 Index	23.81	13.86	12.55
Russell Midcap Index	15.34	9.92	9.63

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 272,215,822
Holdings Count | $ / shares	70	[3]
Advisory Fees Paid, Amount	$ 2,009,260
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$272,215,822
Total Number of Portfolio Holdings*	70
Total Management Fee Paid	$2,009,260
Portfolio Turnover Rate	35%
[3]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class II
Shareholder Report [Line Items]
Fund Name	ClearBridge Variable Mid Cap Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Variable Mid Cap Portfolio for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class II1	$111	1.06%
[4],[5]
Expenses Paid, Amount	$ 111	[4]
Expense Ratio, Percent	1.06%	[4]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class II shares of ClearBridge Variable Mid Cap Portfolio Fund returned 9.73%. The Fund compares its performance to the Russell Midcap Index, which returned 15.34% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
AppLovin operates a software-based platform for advertisers, to enhance the marketing and monetization of their content, particularly in mobile apps. Powered by its proprietary artificial intelligence (AI)-incorporated targeting engine. The company’s software segment continued to grow robustly in 2024.

↑
Marvell Technology is a networking and storage semiconductor company in the 5G, data center, & automotive ethernet end markets. The company’s share price rallied on the back of investors’ enthusiasm for its generative AI driven growth.

↑
Vertiv is a manufacturer of power, cooling and infrastructure management systems for mainframe computers. Vertiv saw strong data center demand and enthusiasm for AI-related technology. Additionally, the company’s new management has executed well in keeping cost inflation under control while maintaining strong orders and backlog.

Top detractors from performance:
↓
Atkore manufactures and sells electrical, mechanical and safety products. Weaker order volumes and increased costs of materials from Mexico have weighed on performance and resulted in the Fund exiting the position.

↓
Five Below is a value retailer for products including apparel, accessories, novelty items, décor, cosmetics and accent furniture. The company’s share price was impacted by an elevated shrink and persistent inflationary pressures weighing on lower-end consumers.

↓
Freshworks is a software development company that provides modern software-as-a-service products including customer service, operations and customer relationship management applications. The company saw its share price drift lower as investors began to worry it was no longer a beneficiary of AI.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class II	9.73	6.35	7.02
Russell 3000 Index	23.81	13.86	12.55
Russell Midcap Index	15.34	9.92	9.63

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 272,215,822
Holdings Count | $ / shares	70	[6]
Advisory Fees Paid, Amount	$ 2,009,260
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$272,215,822
Total Number of Portfolio Holdings*	70
Total Management Fee Paid	$2,009,260
Portfolio Turnover Rate	35%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.